Noncontrolling Interests (Tables)	6 Months Ended
Sep. 30, 2011
Noncontrolling Interests [Abstract]
Changes In MUFG's Ownership Interests In Subsidiaries

	Six months ended September 30,
	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥582,870	¥190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	—	(12,000)
Other	39	(165)

Net transfers from (to) the noncontrolling interest shareholders	20,589	(12,165)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥603,459	¥178,799